Summary of Significant Accounting Policies - Fair value (Details)	Dec. 31, 2023	Dec. 31, 2022
Minimum | Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input	44	54
Maximum | Expected volatility
Significant unobservable inputs adopted in the valuation
Measurement input	51	61
Liquidation scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	35	25
Liquidation scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	40	40
Redemption scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	0	25
Redemption scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	35	40
IPO scenario | Minimum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	30	20
IPO scenario | Maximum | Probability
Significant unobservable inputs adopted in the valuation
Measurement input	60	50